Shares	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Shares
Shares
a) Common shares
Issued and outstanding:

	Common shares	Treasury shares	Common shares outstanding, net of treasury shares
Issued and outstanding at December 31, 2016	30,518,907	(2,213,247)	28,305,660
Issued upon exercise of stock options	176,800	—	176,800
Purchase of treasury shares for settlement of certain equity classified stock-based compensation	—	(758,271)	(758,271)
Settlement of certain equity classified stock-based compensation	—	353,592	353,592
Retired through share purchase program	(2,625,557)	—	(2,625,557)
Issued and outstanding at December 31, 2017	28,070,150	(2,617,926)	25,452,224
Issued upon exercise of stock options	297,940	—	297,940
Issued upon conversion of convertible debentures	2,211	—	2,211
Purchase of treasury shares for settlement of certain equity classified stock-based compensation	—	(660,620)	(660,620)
Settlement of certain equity classified stock-based compensation	—	1,193,935	1,193,935
Retired through share purchase program	(1,281,485)	—	(1,281,485)
Issued and outstanding at December 31, 2018	27,088,816	(2,084,611)	25,004,205

Upon settlement of certain equity classified stock-based compensation during the year ended December 31, 2018, the Company repurchased 553,036 shares at $4,308 to satisfy the recipient tax withholding requirements (year ended December 31, 2017 - 161,285 shares at $987). The repurchased shares are included in the purchase of treasury shares for settlement of certain equity classified stock-based compensation.
b) Net income per share
For the year ended December 31, 2018, there were 14,247 stock options that were anti-dilutive and therefore not considered in computing diluted earnings per share (year ended December 31, 2017 – 469,819 stock options and 2,949,309 shares issuable on conversion of Convertible Debentures).

Year ended December 31,	2018	2017
Net income available to common shareholders	$15,286	$5,264
Interest from Convertible Debentures (after tax)	1,792	—
Diluted net income available to common shareholders	$17,078	$5,264

Weighted average number of common shares	24,991,517	26,697,066
Weighted average effect of dilutive securities
Dilutive effect of treasury shares	2,394,824	2,622,957
Dilutive effect of stock options	357,026	285,703
Dilutive effect of Convertible Debentures	3,684,424	—
Weighted average number of diluted common shares	31,427,791	29,605,726

Basic net income per share	$0.61	$0.20
Diluted net income per share	$0.54	$0.18

c) Share purchase programs
On August 9, 2016, the Company commenced a normal course issuer bid ("NCIB") which was subsequently amended in 2017 to purchase a maximum of 2,733,482 shares. During the year ended December 31, 2017, the maximum number of shares to be purchased was 1,657,514 of which 1,482,795 were purchased, resulting in a reduction to common shares of $12,763 and an increase to additional paid-in capital of $3,484.
Commencing on August 14, 2017, the Company engaged in a NCIB under which a maximum number of 2,424,333 common shares were authorized to be purchased. As at December 31, 2017, 1,142,762 shares had been purchased and subsequently cancelled under this NCIB, resulting in a reduction of common shares of $9,810 and an increase to additional paid-in capital of $4,119. During the twelve months ended December 31, 2018, the Company purchased and subsequently cancelled a further 1,281,485 shares, which resulted in a reduction of common shares of $10,975 and an increase to additional paid-in capital of $1,435. This NCIB expired on August 13, 2018.
d) Dividends
The Company intends to pay an annual aggregate dividend of eight Canadian cents ($0.08) per common share, payable on a quarterly basis.
During the year ended December 31, 2018, the Company paid regular quarterly cash dividends of $0.02 per share on common shares (December 31, 2017 - $0.02). At December 31, 2018, an amount of $500 was included in accrued liabilities related to the dividend declared on October 29, 2018 (December 31, 2017 - $510).